Goodwill and Intangible Assets, Net (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Estimated future amortization expense
2013	$ 35,787
2014	26,493
2015	21,736
2016	18,590
2017	15,827
Thereafter	22,845
Total	$ 141,278	$ 193,422